INCOME TAX (EXPENSE) CREDIT	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
INCOME TAX (EXPENSE) CREDIT
12.	INCOME TAX (EXPENSE) CREDIT

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Current tax	(4,906)	(15,299)	(4,500)
Deferred tax	11,436	8,014	(20,445)
	6,530	(7,285)	(24,945)

Income tax of Bulgaria, Czech, Hong Kong, P.R.China, Greece, USA and Canada is calculated at 10%, 19%, 16.5%, 25%, 28%, 21%, and 25% respectively, of the estimated assessable profit of the Company’s subsidiaries for the three years ended December 31, 2019. Income tax rate in Japan is 27.8%, 27.8% and 27.6% for the three years ended December 31, 2019, respectively. Taxation arising in other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.

The taxation for the year can be reconciled to the profit (loss) before taxation per the consolidated statements of profit or loss and other comprehensive income as follows:

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Loss before taxation	(39,580)	(14,835)	(17,067)
Tax at the domestic income tax rate (2017: 27.8%, 2018: 27.8%) %, 2019:27.6%)	(11,003)	(4,124)	(4,711)
Tax effect of income not taxable for tax purpose	—	(158)	(445)
Tax effect of expenses not deductible	1,898	3,116	19,239
Overprovision in prior years	(715)	—	—
Tax effect of tax losses not recognized	3,007	10,318	6,609
Recognition of deferred tax assets previously not recognized	—	—	—
Utilization of tax losses previously not recognized	(601)	(1,530)	(71)
Effect of different tax rates of subsidiaries operating in other jurisdictions	884	(337)	4,324
Income tax expense (benefit)	(6,530)	7,285	24,945
Effective income tax rate	16%	(49)%	(146)%

The domestic income tax rate represents statutory rate in the jurisdictions where the operation of the Company was most significant during the year presented; which is the income tax rate in Japan for the years ended December 31, 2019. As a result, the domestic income tax rate was 27.8% and 27.6% for the year ended December 31, 2018 and 2019.